Subsequent Events (Details) - $ / shares		1 Months Ended
	Dec. 20, 2023	Dec. 20, 2023	Sep. 30, 2023	Mar. 31, 2023
Subsequent Events [Line Items]
Ordinary shares par value			$ 0.001	$ 0.001
Annual shareholders description		On December 20, 2023, the annual shareholders meeting passed a resolution to change the authorized share capital from US$l50,000.00 divided into 150,000,000 shares of a nominal or par value of US$0.001 each to US$l,000,000.00 divided into 1,000,000,000 shares of a nominal or par value of US$0.001 each (the “Ordinary Shares”).
Common Class A [Member]
Subsequent Events [Line Items]
Vote per share	one
Common Class A [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Ordinary shares par value	$ 0.001	$ 0.001
Unissued ordinary shares	100,000,000	100,000,000
Common Class B [Member]
Subsequent Events [Line Items]
Vote per share	fifty
Common Class B [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Ordinary shares par value	$ 0.001	$ 0.001
Unissued ordinary shares	100,000,000	100,000,000